CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 302	$ 606
Accounts receivable, net of allowance	243,135	201,845	$ 174,797
Inventories, net	11,010	5,409	5,765
Prepaid expenses	8,040	12,140	3,459
Other current assets	2,625	2,021	1,592
Current assets of discontinued operations	1,498	4,502	6,534
Total current assets	266,610	226,523	192,223
Property and equipment, net	54,729	50,682	33,794
Intangible assets, net	343,052	364,174	345,816
Goodwill	28,943	28,723	58,522
Other long-term assets	1,775	1,657
Total assets	695,109	671,759	640,868
Current liabilities:
Current portion of long-term debt and capital lease obligations	22,925	127,375	27,249
Current portion of contingent consideration	4,428	9,299
Accounts payable	83,010	60,726	55,749
Accrued expenses	40,484	52,986	65,172
Contract liabilities	15,344	14,773	14,945
Current liabilities of discontinued operations	32	2,048	3,365
Total current liabilities	166,223	267,207	176,448
Capital lease obligations, net of current portion		19,851	15,959
Capital lease obligations, net of current portion	20,149	19,851
Long-term debt, net of current portion and deferred financing fees	515,120	418,813
Contingent consideration, net of current portion	22,128	21,457
Distributions payable		11,409
Warrant liabilities	77
Tax receivable agreement liabilities	34,092
Total liabilities	757,789	738,737	611,234
Commitments and contingencies (Notes 8 and 16)
Deficit:
Preferred units, 00,000 units authorized, issued and outstanding as of April 2, 2022 and December 31, 2021			25,000
Common Stock		1	1
Additional paid in capital		252,593	208,322
Accumulated deficit	(206,690)	(320,080)	(204,086)
Noncontrolling interest	(34,430)
Accumulated other comprehensive income		507	396
Total deficit	(62,680)	(66,978)	29,634
Total liabilities and deficit	695,109	671,759	640,868
Class A Common Stock
Deficit:
Common Stock	2	1	$ 1
Class B Common stock
Deficit:
Common Stock	3	1
Additional paid in capital	$ 178,435	$ 252,593